Financial Instruments - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended			6 Months Ended	12 Months Ended		177 Months Ended	180 Months Ended	183 Months Ended
	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Oct. 02, 2023 USD ($)	Aug. 11, 2023 shares	Oct. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and SEPA liabilities	$ 28,927					$ 14,580	$ 17,100			$ 17,100	$ 369		$ 17,100	$ 14,580
Percentage of then-outstanding preferred stock on an as-converted to common stock basis										99.2
Change in fair value of tranche and warrant liabilities						(2,521)		$ (2,421)		$ 10,855	2,186
Proceeds from exercise of preferred stock warrants						$ 0		4,720	$ 9,630	$ 9,630	$ 0
Warrants outstanding (in shares) | shares	14,266,605					14,215,112	14,215,112			14,215,112	15,819,000		14,215,112	14,215,112		14,266,605
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Contingent earnout liability	$ 28,927					$ 22,620	$ 18,632			$ 18,632	$ 0		$ 18,632	$ 22,620
Warrant repurchase program, authorized amount		$ 4,000
Payments for repurchase of warrants										20	0
Fair value of SEPA derivative liability						14,214	16,916			16,916			16,916	14,214
Remeasurement gain						2,702				10,295
Proceeds from sale of common stock						3,141				34,150			560
Convertible Notes and Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from exercise of preferred stock warrants										9,630
Proceeds from sale of common stock												$ 57,466		57,466
SEPA derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of SEPA derivative liability						366	185			185			185	366	$ 183
Remeasurement gain						(181)				(2)
Contingent earnout liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of tranche and warrant liabilities						(3,988)
Fair value of SEPA derivative liability						22,620	18,632			18,632			18,632	22,620
Remeasurement gain						(3,988)				10,295
Public and Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and SEPA liabilities							16,916			16,916			16,916
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and SEPA liabilities	$ 1,500					$ 8,281	$ 9,855			$ 9,855			$ 9,855	$ 8,281
Warrants outstanding (in shares) | shares	8,333,272					8,281,779	8,281,779			8,281,779			8,281,779	8,281,779
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50						$ 11.50			$ 11.50			$ 11.50
Closing price (in dollars per share) | $ / shares	$ 0.18
Warrants repurchased (in shares) | shares							51,493			51,493
Payments for repurchase of warrants							$ 20			$ 20
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and SEPA liabilities	$ 1,068					$ 5,933	$ 7,061			$ 7,061			$ 7,061	$ 5,933
Warrants outstanding (in shares) | shares	5,933,333					5,933,333	5,933,333			5,933,333			5,933,333	5,933,333
MTAC Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and SEPA liabilities	$ 2,568						$ 16,916			$ 16,916			$ 16,916
Series B-3 Convertible Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current							$ 15,819			$ 15,819			$ 15,819
Warrants to purchase Series B-3 preferred stock (in shares) | shares			2,239,309
Proceeds from exercise of preferred stock warrants			$ 4,530
Exercise price of warrants (in dollars per share) | $ / shares							$ 0.05			$ 0.05			$ 0.05
Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and SEPA liabilities							$ 0			$ 0	16,188		$ 0
Series B-2 tranche liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current							0			0	4,702		0
Series B-3 warrant liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current				$ 10,047	$ 4,654			$ 4,654	$ 10,047		15,819						$ 11,966
Gain on expired warrants	$ 18
Series B-2 Preferred Stock, Second Tranche
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current							3,109			3,109	2,250		3,109
Series B-2 Preferred Stock, Third Tranche
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, current							$ 3,238			$ 3,238	$ 2,452		$ 3,238
Tranche and warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of tranche and warrant liabilities				$ 3,425	$ 584